Other Financial Assets - Fixed term deposit (Details) $ in Thousands		1 Months Ended	12 Months Ended
	May 14, 2020	Oct. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Nov. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Dec. 23, 2020 EUR (€)	Dec. 23, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Jul. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Payment of short-term deposits			€ 220,006,000	€ 50,000,000	[1]
Fixed term deposit
Disclosure of financial assets [line items]
Interest rate on fixed-term deposit (in percent)	0.02%
Notional amount		€ 120,000,000
Term of deposits (in months)	9 months
Amount of reduction in principal		336,000
Negative interest		80,000
Expected credit loss		257,000
Payment of short-term deposits		50,000,000
Fixed-term deposit one
Disclosure of financial assets [line items]
Notional amount		€ 40,000,000
Term of promissory notes (in years)		6 months
Fixed-term deposit two
Disclosure of financial assets [line items]
Term of promissory notes (in years)		9 months
Fixed-term deposit three
Disclosure of financial assets [line items]
Term of promissory notes (in years)		12 months
Promissory note
Disclosure of financial assets [line items]
Notional amount							€ 1,051,000	$ 1,250	€ 205,000	$ 250	€ 422,000	$ 500
Promissory notes interest rate									7.00%	7.00%
Money Market Funds
Disclosure of financial assets [line items]
Notional amount						€ 100,006
Security deposits
Disclosure of financial assets [line items]
Amount pledged as collateral for customs			400,000	0
Amount pledged as collateral for furniture lease			253,000	120,000
Amount pledged as collateral for use of credit card facilities			196,000	0
Amount pledged as collateral for facility leases			2,942,000	1,976,000
Amount of deposits pledged as collateral for deposits to suppliers.			€ 30,000	€ 0

[1]	Certain amounts have been reclassified from prior years’ financial statements to conform to the current presentation.